UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2006

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      10/19/2006
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   71

Form 13F Information Table Value Total:   $199,041


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                                    Lawson Kroeker Investment Management, Inc.
                                                     FORM 13F
                                               September 30, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     4227  4810000 PRN      SOLE                  2665000           2145000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1950  2170000 PRN      SOLE                  1620000            550000
ABBOTT LABS                    COM              002824100     2570    52930 SH       SOLE                    52780               150
ALBERTO-CULVER CO              COM              013068101     1791    35410 SH       SOLE                    35410
ALLIED CAPITAL CORP            COM              01903Q108     2845    94160 SH       SOLE                    84160             10000
AMGEN INC                      COM              031162100     1036    14480 SH       SOLE                    14480
ANADARKO PETROLEUM CORP        COM              032511107     1024    23356 SH       SOLE                    23356
APTAR GROUP INC.               COM              038336103      669    13157 SH       SOLE                    13157
ARCH COAL INC COM              COM              039380100      371    12840 SH       SOLE                    12840
AVERY DENNISON CORP            COM              053611109     6248   103833 SH       SOLE                    78258             25575
BERKSHIRE HATHAWAY INC         COM              084670108     2778       29 SH       SOLE                       17                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     2368      746 SH       SOLE                      746
BIOMET, INC.                   COM              090613100      413    12840 SH       SOLE                    12840
BJ SERVICES CO COM             COM              055482103     1292    42870 SH       SOLE                    42870
BP PLC ADR                     COM              055622104      479     7308 SH       SOLE                     7308
C R BARD INC                   COM              067383109     1845    24600 SH       SOLE                    24600
CATO CORP                      COM              149205106     5073   231520 SH       SOLE                   160383             71137
CBS CORP - CLASS B             COM              124857202      321    11393 SH       SOLE                    10904               489
CEMEX S.A.B. de C.V.           COM              151290889      501    16655 SH       SOLE                    16655
CHEVRON CORP                   COM              166764100     6367    98160 SH       SOLE                    62560             35600
CHICAGO BRIDGE & IRON          COM              167250109     9606   399260 SH       SOLE                   286010            113250
CHOLESTECH CORP                COM              170393102     1745   145375 SH       SOLE                    94475             50900
COLGATE PALMOLIVE CO           COM              194162103      598     9625 SH       SOLE                     9250               375
CONAGRA FOODS INC              COM              205887102      205     8354 SH       SOLE                     8354
CONOCOPHILLIPS COM             COM              20825c104     5238    87987 SH       SOLE                    63101             24886
CONSTELLATION ENERGY COM       COM              210371100     1200    20265 SH       SOLE                    20265
CORNING INC                    COM              219350105     7757   317791 SH       SOLE                   214891            102900
CURRENCYSHARES EURO TR         COM              23130C108     4740    37300 SH       SOLE                    27000             10300
DOMINION RESOURCES INC.        COM              25746U109     2130    27851 SH       SOLE                    27851
ENERPLUS RESOURCES FUND        COM              29274D604      493     9800 SH       SOLE                     9800
EXXON MOBIL CORP               COM              30231G102      625     9317 SH       SOLE                     9317
FEDERAL HOME LN MTG CORP       COM              313400301      212     3200 SH       SOLE                     3200
FIDELITY NATIONAL FINANCIAL    COM              316326107     6851   164491 SH       SOLE                   122729             41762
FIDELITY NATIONAL TITLE GP     COM              31620R105      518    24697 SH       SOLE                    17390              7307
FISERV INC                     COM              337738108     1634    34705 SH       SOLE                    34705
FORDING CANADIAN COAL TRUST    COM              345425102     6089   229510 SH       SOLE                   198385             31125
FPL GROUP                      COM              302571104      259     5750 SH       SOLE                     5750
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     5930   111345 SH       SOLE                    80870             30475
GENCORP INC                    COM              368682100     1807   140700 SH       SOLE                    79375             61325
GENERAL ELECTRIC CO            COM              369604103     1866    52875 SH       SOLE                    52875
GPE BRUX LAMBERT               COM              7097328       3921    36475 SH       SOLE                    36025               450
HOUSTON EXPLORATION COMPANY    COM              442120101     3194    57915 SH       SOLE                    40090             17825
INCO LTD                       COM              453258402     8220   107775 SH       SOLE                    71825             35950
JOHNSON & JOHNSON              COM              478160104      294     4525 SH       SOLE                     4525
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     4884   178825 SH       SOLE                   124750             54075
KAYDON CORP                    COM              486587108     1588    42885 SH       SOLE                    42885
KINDER MORGAN INC              COM              49455P101     1631    15560 SH       SOLE                    15560
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1936    24710 SH       SOLE                    24710
LABORATORY CORP OF AMERICA     COM              50540R409     5683    86665 SH       SOLE                    63665             23000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     8918   163787 SH       SOLE                   127602             36185
MEDTRONIC INC                  COM              585055106      907    19540 SH       SOLE                    19540
NABORS INDUSTRIES INC.         COM              G6359F103      248     8320 SH       SOLE                     8320
NEWMONT MNG CORP               COM              651639106     6835   159875 SH       SOLE                   108575             51300
NEXEN INC                      COM              65334H102     6202   116005 SH       SOLE                    71005             45000
NISOURCE INC.                  COM              65473P105      202     9300 SH       SOLE                     9300
OMNICARE INC                   COM              681904108     3126    72540 SH       SOLE                    46815             25725
PEABODY ENERGY CORP            COM              704549104     6975   189652 SH       SOLE                   129077             60575
PENGROWTH ENERGY TRUST         COM              706902509     1632    83175 SH       SOLE                    81025              2150
PERFORMANCE FOOD GROUP         COM              713755106     3594   127940 SH       SOLE                    97140             30800
PFIZER INC.                    COM              717081103     1687    59471 SH       SOLE                    37471             22000
PLUM CREEK TIMBER              COM              729251108     4313   126705 SH       SOLE                    85530             41175
PRUDENTIAL FINANCIAL INC       COM              744320102      227     2983 SH       SOLE                     2983
REYNOLDS & REYNOLDS CO         COM              761695105      277     7000 SH       SOLE                     7000
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1162    17575 SH       SOLE                    17575
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103     2980    22305 SH       SOLE                    22305
SENSE TECHNOLOGIES INC         COM              816923106        3    10000 SH       SOLE                    10000
VIACOM INC. - CLASS B          COM              92553P201      401    10797 SH       SOLE                    10308               489
VULCAN MATERIALS               COM              929160109     6932    88590 SH       SOLE                    62690             25900
WINNEBAGO INDUSTRIES           COM              974637100     3528   112435 SH       SOLE                    76560             35875
WYETH                          COM              983024100      567    11150 SH       SOLE                    10950               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     3306   244150 SH       SOLE                   241100              3050
                                                                    -------
               Total                                                199,041